Trade Payables and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities
	March 31, 2019	December 31, 2018
Trade payables	344	477
Amounts due to related parties (Note 9)	13	1
Accrued liabilities	27	78
	384	556